Intangibles - Summary of Reconciliation of Changes in Intangible Assets and Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 87,986	$ 78,555
Ending balance	96,753	87,986	$ 78,555
Cost -
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	222,923	193,226	203,979
Additions	30,179	29,697	18,461
Disposals			(29,214)
Reclassifications	(38)	0	0
Ending balance	253,064	222,923	193,226
Accumulated amortization and impairment—
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(134,937)	(114,671)	(122,230)
Amortization for the year	(21,374)	(20,266)	(21,655)
Disposals			29,214
Ending balance	(156,311)	(134,937)	(114,671)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	20,380	20,380
Ending balance	20,380	20,380	20,380
Goodwill | Cost -
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	20,380	20,380	20,380
Additions	0	0	0
Disposals			0
Reclassifications	0	0	0
Ending balance	20,380	20,380	20,380
Goodwill | Accumulated amortization and impairment—
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0	0	0
Amortization for the year	0	0	0
Disposals			0
Ending balance	0	0	0
License and software rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	41,148	41,825
Ending balance	52,849	41,148	41,825
License and software rights | Cost -
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	175,065	155,476	172,197
Additions	7,479	6,059	2,899
Disposals			(29,214)
Reclassifications	25,596	13,530	9,594
Ending balance	208,140	175,065	155,476
License and software rights | Accumulated amortization and impairment—
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(133,917)	(113,651)	(121,210)
Amortization for the year	(21,374)	(20,266)	(21,655)
Disposals			29,214
Ending balance	(155,291)	(133,917)	(113,651)
Intangible in process
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	26,458	16,350
Ending balance	23,524	26,458	16,350
Intangible in process | Cost -
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	27,478	17,370	11,402
Additions	22,700	23,638	15,562
Disposals			0
Reclassifications	(25,634)	(13,530)	(9,594)
Ending balance	24,544	27,478	17,370
Intangible in process | Accumulated amortization and impairment—
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,020)	(1,020)	(1,020)
Amortization for the year	0	0	0
Disposals			0
Ending balance	$ (1,020)	$ (1,020)	$ (1,020)